Cash Flow Information - Schedule of Other Supplementary Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Cash Flows [Abstract]
Interest paid	$ 44,747	$ 9,843
Income taxes paid	$ 339	$ 2,418